Inventories (Tables)	12 Months Ended
Mar. 31, 2018
Classes Of Inventories [Abstract]
Schedule of Inventories
	March 31,	March 31,
	2018	2017

Raw materials	$3,358,264	$5,539,437
Work in progress	474,057	3,154,833
Finished goods	675,031	3,807,455
Supplies and spare parts	753,977	741,010
	$5,261,329	$13,242,735